Net financial income (loss) - Disclosure of Net Financial Income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income, expense, gains or losses of financial instruments [abstract]
Income from cash and cash equivalents	€ 2,629	€ 1,217	€ 256
Foreign exchange gains	5,220	785	3,277
Total financial income	7,849	2,002	3,533
Interest cost	(7,916)	(7,779)	(5,599)
Net impact of accretion, discounting and catch-up on EIB loan	2,832	285	(6,855)
Lease debt interests	(170)	(203)	(238)
Losses on fair value variation	0	(4,230)	0
Foreign exchange losses	(2,235)	(2,877)	(1,171)
Financial expenses	(7,488)	(14,803)	(13,863)
Net financial income (loss)	€ 361	€ (12,801)	€ (10,329)